Royalties - Schedule of Royalties and Royalty Options (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Statement Line Items [Line Items]
Royalties, Beginning Balance	$ 46,864	$ 43,880
Royalties, Additions	75	2,313
Royalties, Depletion	(459)	(147)
Royalties, Foriegn currency translation	291	818
Royalties, Ending Balance	46,771	46,864
Royalties and Royalty Options, Beginning balance	46,864	44,023
Royalties and Royalty Options, Additions	75	2,170
Royalties And Royalty Options, Depletion	(459)	(147)
Royalties and Royalty Options, Foreign currency translation	291	818
Royalties and Royalty Options, Ending balance	$ 46,771	46,864
Royalty Options [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance		143
Royalties and Royalty Options, Additions		$ (143)